Share based payments - Additional information (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses (credit)	£ 2,317	£ 6,836	£ (1,080)	£ 13,794
Share-based payment reserve	£ (35,975)		(35,975)		£ (46,984)
Cash paid on net settlement of share based payments			£ 223	£ 121
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			4 years
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			4 years
Granted, weighted average exercise price of other equity instruments (GBP per share)	£ 3.74		£ 3.74
Weighted average remaining contractual life of outstanding other equity instruments			9 years 2 months 12 days
Restricted Share Units (RSU), Net Settlement Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released (in shares)			106,699	53,566
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)			53,979	27,098
Cash paid on net settlement of share based payments			£ 223	£ 121
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses (credit)			(5,935)
Chief Executive Officer | Accumulated losses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment reserve	£ 3,289		£ 3,289